Pension Plans and Retiree Benefits - Summary of Amounts Recorded in A Regulatory Asset (Liability) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit
Defined Benefit Plan Disclosure
Past service credit	$ 0	$ 1
Net actuarial loss (gain)	68	127
Recognized in regulatory asset (liability)	68	128
Post-Retirement Benefits
Defined Benefit Plan Disclosure
Past service credit	(94)	(105)
Net actuarial loss (gain)	(241)	(156)
Recognized in regulatory asset (liability)	(335)	(261)
CANADA | Defined Benefit
Defined Benefit Plan Disclosure
Past service credit	0	0
Net actuarial loss (gain)	0	0
Recognized in regulatory asset (liability)	0	0
CANADA | Post-Retirement Benefits
Defined Benefit Plan Disclosure
Past service credit	0	0
Net actuarial loss (gain)	0	0
Recognized in regulatory asset (liability)	0	0
Foreign Plan | Defined Benefit
Defined Benefit Plan Disclosure
Past service credit	0	1
Net actuarial loss (gain)	68	127
Recognized in regulatory asset (liability)	68	128
Foreign Plan | Post-Retirement Benefits
Defined Benefit Plan Disclosure
Past service credit	(94)	(105)
Net actuarial loss (gain)	(241)	(156)
Recognized in regulatory asset (liability)	$ (335)	$ (261)